Trade and Other Receivables (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Accounts receivable from a third party		S/ 9,900,000
Allowance for expected credit losses for trade receivables	S/ 683,000	S/ 1,452,000
Allowance for expected credit losses	S/ 9,034,000